Cover	Jun. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2023
Entity File Number	000-56020
Entity Registrant Name	RAYONT INC.
Entity Central Index Key	0001539778
Entity Tax Identification Number	27-5159463
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	228 Hamilton Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	(855)
Local Phone Number	801-9792
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par $0.001 per share
Trading Symbol	RAYT
Entity Emerging Growth Company	false